Shareholder Fees	Jul. 25, 2025 USD ($)
Buffalo Blue Chip Growth Fund | Buffalo Blue Chip Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Buffalo Blue Chip Growth Fund | Buffalo Blue Chip Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Early Stage Growth Fund | Buffalo Early Stage Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Early Stage Growth Fund | Buffalo Early Stage Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Flexible Allocation Fund | Buffalo Flexible Allocation Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Flexible Allocation Fund | Buffalo Flexible Allocation Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Growth Fund | Buffalo Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Growth Fund | Buffalo Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Growth & Income Fund | Buffalo Growth & Income Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Growth & Income Fund | Buffalo Growth & Income Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo High Yield Fund | Buffalo High Yield Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo High Yield Fund | Buffalo High Yield Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo International Fund | Buffalo International Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo International Fund | Buffalo International Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Mid Cap Discovery Fund | Buffalo Mid Cap Discovery Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Mid Cap Discovery Fund | Buffalo Mid Cap Discovery Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Mid Cap Growth Fund | Buffalo Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Mid Cap Growth Fund | Buffalo Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Small Cap Growth Fund | Buffalo Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Buffalo Small Cap Growth Fund | Buffalo Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0